Fees Summary	Dec. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,533,000
Previously Paid Amount	0.00
Total Fee Amount	540.90
Total Offset Amount	0.00
Net Fee	540.90
Narrative - Max Aggregate Offering Price	$ 3,533,000
Final Prospectus	true